Cash, Cash Equivalents and Restricted Cash - Schedule of Breakdown of Cash And Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	$ 149,352	$ 476,270	$ 144,729	$ 231,362
Current	22,366	9,144
Non-current	6,159	8,212
Total restricted cash	28,525	17,356
US Dollar [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	120,243	462,316
Singapore Dollar [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	8,235	2,786
Norwegian Krone [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	8,678	7,943
Euro [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	10,016	2,611
Others [Member]
Schedule of Breakdown of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents by currency	$ 2,180	$ 614